Registration No. 333-89488

& 811-21111

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 8	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 9	☒

THRIVENT VARIABLE ANNUITY ACCOUNT I

(Exact Name of Registrant)

THRIVENT FINANCIAL FOR LUTHERANS

(Name of Depositor)

625 Fourth Avenue South, Minneapolis, Minnesota 55415

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, including Area Code: (612) 340-7215

NAME AND ADDRESS OF AGENT FOR SERVICE

James M. Odland

625 Fourth Avenue South

Minneapolis, Minnesota 55415

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

As soon as practicable after the Registration Statement becomes effective.

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒	on July 9, 2007, pursuant to paragraph (b) (1) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on (date) pursuant to paragraph (a)(1) of Rule 485

☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485

☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

TITLE OF SECURITIES BEING REGISTERED

Interest in a separate account under flexible premium deferred variable annuity contracts.

EXPLANATORY NOTE

Registrant is filing this post-effective amendment (“Amendment”) for the sole purpose of designating a new effective date for Post-Effective Amendment No. 7 to this Registration Statement filed on May 4, 2007. The new effective date is July 9, 2007. The Amendment is not intended to amend or delete any part of the Registration Statement, except as specifically noted herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets the requirement for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis and State of Minnesota on the 2nd day of July 2007.

THRIVENT VARIABLE ANNUITY ACCOUNT I (Registrant)

By:	THRIVENT FINANCIAL FOR LUTHERANS (Depositor)

By:	/s/ Bruce J. Nicholson
Bruce J. Nicholson
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Depositor has caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis and State of Minnesota on the 2nd day of July 2007.

By:	THRIVENT FINANCIAL FOR LUTHERANS (Depositor)

By:	/s/ Bruce J. Nicholson
Bruce J. Nicholson
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this amendment to the Registration Statement has been signed on the 2nd day of July 2007 by the following directors and officers of Depositor in the capacities indicated:

/s/ Bruce J. Nicholson Bruce J. Nicholson	Bruce J. Nicholson President and Chief Executive Officer

/s/ Randall L. Boushek Randall L. Boushek	Senior Vice President and Chief Financial Officer (Principal Financial Officer)

/s/ Paul B. Zastrow Paul B. Zastrow	Vice President and Treasurer (Principal Accounting Officer)

A Majority of the Board of Directors:*

Dr. Addie J. Butler	Paul W. Middeke	Dr. Albert Siu
James M. Hushagen	Frank H. Moeller	Allan R. Spies
F. Mark Kuhlmann	Bruce J. Nicholson	Adrian M. Tocklin
Richard C. Lundell	James H. Scott
John P. McDaniel	Dr. Kurt M. Senske

*	James M. Odland, by signing his name hereto, does hereby sign this document on behalf of each of the above-named directors of Thrivent Financial for Lutherans pursuant to a power of attorney duly executed by such persons.

/s/ James M. Odland
James M. Odland, Attorney-in-Fact